Acquisitions and Divestitures - Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill	$ 628	$ 623	$ 647		$ 621
Kugler Maag CIE GmbH
Business Acquisition [Line Items]
Cash				$ 6
Accounts receivable and other current assets				7
Intangible assets				17
Goodwill				14
Total assets				44
Accounts payable and other current liabilities				(7)
Deferred income taxes				(5)
Total fair value of net assets acquired				$ 32